INCOME TAX - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent [Abstract]
Statutory federal income tax rate			21.00%		21.00%
State taxes, net of federal tax benefit					0.00%
Change in fair value of derivative warrant liabilities					(40.80%)
Non-deductible transaction costs					0.20%
Change in valuation allowance					19.60%
Income tax provision	(2.10%)	0.00%	(3.10%)	0.00%	0.00%